Inventories, net (Details) - Schedule of obsolescence allowance for inventory - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Obsolescence Allowance For Inventory Abstract
Balance at beginning of the year	$ 4,282	$ 4,307	$ 4,316
(Written off) additional charges, net	116	(25)	(9)
Balance at the end of the year	$ 4,398	$ 4,282	$ 4,307